Consolidated Statements of Changes in Equity - USD ($)	Shares issued	Shares to be issued	Treasury Shares	Share Premium	Cost of own shares held	Cumulative translation adjustment	Equity settled share- based payment	Retained (deficit)	Total
Balance at Jun. 30, 2021	$ 310,000			$ 7,290,000				$ (2,307,338)	$ 5,292,662
Settlement with shareholders (addition of treasury shares - see note 15)
Equity settled share-based payment							838,576		838,576
Net loss of the year									(4,526,905)
Total comprehensive (loss)								(4,526,905)	(4,526,905)
Balance at Jun. 30, 2022	310,000			7,290,000			838,576	(6,834,243)	1,604,333
Issue of share capital (Moolec Shares)	15,000			8,105,000					8,120,000
Issue of share capital (SAFE shares)	2,623			3,170,723					3,173,346
Issue of share capital (LightJump shares)	33,639			39,610,630					39,644,269
Issue of share capital (Backstop shares)	12,017			7,999,023					8,011,040
Issue of share capital	36			10,647					10,683
Settlement with shareholders (addition of treasury shares - see note 15)
Equity settled share-based payment	2,326	2,427		593,684			496,677		1,095,114
Exchange differences on translation of foreign operations						18,112			18,112
Business combination		641		217,275					217,916
Net loss of the year								(51,788,880)	(51,788,880)
Balance at Jun. 30, 2023	375,641	3,068		66,996,982		18,112	1,335,253	(58,623,123)	10,105,933
Settlement with shareholders (addition of treasury shares - see note 15)			(1,232)		(303,768)				(305,000)
Issue of share capital (Nomura agreement) – (See note 15)	10,000			2,162,400					2,172,400
Equity settled share-based payment							2,047,090		2,047,090
Exchange differences on translation of foreign operations						107,597			107,597
Net loss of the year								(7,312,260)	(7,312,260)
Balance at Jun. 30, 2024	$ 385,641	$ 3,068	$ (1,232)	$ 69,159,382	$ (303,768)	$ 125,709	$ 3,382,343	$ (65,935,383)	$ 6,815,760